Equity incentive plan (Details-Nonvested Incentive Units) - Rubicon Technologies L L C [Member] - Rubicon [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Option nonvested, beginning	198,210	275,446	244,964
Weighted average grant date fair Value, beginning	$ 10.25	$ 3.91	$ 3.49
Granted		214,642	176,117
Weighted Average Grant Date Fair Value, granted		$ 13.40	$ 4.08
Vested	(14,213)	(144,695)	(138,659)
Weighted Average Grant Date Fair Value, vested	$ 4.08	$ 3.75	$ 3.37
Forfeited/redeemed		(147,183)	(6,976)
Weighted Average Grant Date Fair Value, forfeited/redeemed		$ 9.36	$ 4.08
Option nonvested, ending	183,997	198,210	275,446
Weighted average grant date fair Value, ending	$ 10.73	$ 10.25	$ 3.91
Forfeited/redeemed		147,183	6,976